INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands					1 Months Ended				12 Months Ended
	Sep. 08, 2015 USD ($) item	May 23, 2012 USD ($)	Jul. 04, 2011 USD ($)	Dec. 17, 2009 USD ($) item	Jun. 30, 2016	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2013 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 07, 2016
Other investments
Cash consideration for acquisition of the entity									$ 124,737	$ 84,389	$ 72
Equity in earnings (loss) of unconsolidated investees									$ (4,404)	$ (643)	$ 487
Gaochuangte
Other investments
Ownership Percentage									40.00%	40.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Other investments
Ownership Percentage										10.00%
CSI Skypower
Other investments
Cash consideration for acquisition of the entity		$ 3,429
Ownership Percentage								50.00%	50.00%	50.00%
Number of board members designated by the acquired entity | item								2
Number of board members | item								4
Cash consideration for acquisition of the interest								$ 4,000
2 separate utility-scale solar power projects
Other investments
Percentage of interest sold					5.00%		95.00%
City Light
Other investments
Ownership Percentage										5.00%
Percentage of interest sold					5.00%	95.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership Percentage									6.00%	6.00%
Tranquillity
Other investments
Ownership Percentage									49.00%	49.00%
Roserock
Other investments
Ownership Percentage									49.00%	49.00%
Garland
Other investments
Ownership Percentage									49.00%	49.00%
Pirapora Solar Holding S.A.
Other investments
Ownership Percentage									20.00%
Percentage of ownership interest												20.00%
SZCC, or CSI Cells Co., Ltd. | Gaochuangte
Other investments
Cash consideration for acquisition of the entity				$ 2,929
Ownership Percentage				40.00%
Number of board members designated by the acquired entity | item				1
Number of board members | item				3
Cash consideration for acquisition of the interest			$ 3,119
SZSP | GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Other investments
Cash consideration for acquisition of the entity			$ 2,549
Ownership Percentage			10.00%
SZSP | Suzhou Financial Leasing Co., Ltd.
Other investments
Number of board members | item	1
Cash consideration for acquisition of the interest	$ 13,860
Voting interest hold (as a percent)	6.00%
EDF | Pirapora Solar Holding S.A.
Other investments
Percentage of ownership interest												80.00%